Share-based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2019
ASE Inc. option plans [member]
Statement [LineItems]
Summary of Information About Share Options
Information about the share option plans that ASE granted for the year ended December 31, 2017 and for the period from January 1, 2018 through April 29, 2018 was as follows:

	For the Year Ended December 31, 2017		For the Period from January 1, 2018 to April 29, 2018
		Weighted		Weighted
		Average		Average
	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price
	(In	Per Share	(In	Per Share
	Thousands)	(NT$)	Thousands)	(NT$)

Balance, beginning of period	210,795	$27.3	135,961	$30.2
Options forfeited	(5,407)	36.3	(1,692)	36.3
Options expired	(1,790)	21.1	—	—
Options exercised	(67,637)	21.0	(20,557)	26.0
Options transferred to the Company in accordance with the joint share exchange agreement	—	—	(113,712)	30.9

Balance, end of period	135,961	30.2	—	—

Options exercisable, end of period	85,642	26.5	—	—

Summary of Outstanding Share Options
Information about the outstanding share options that the Company granted and assumed at each balance sheet date was as follows:

	Range of Exercise Price Per Share (NT$)	Weighted Average Remaining Contractual Life (Years)

December 31, 2018
ASE 4 th share options	40.8-45.2	1.5
ASE 5 th share options	73.0	6.7
The Company 1 st share options	56.4	9.9

December 31, 2019
ASE 4 th share options	40.8-45.2	0.5
ASE 5 th share options	73.0	5.7
The Company 1 st share options	54.4	8.9

ASE Mauritius Inc. option plan [member]
Statement [LineItems]
Summary of Information About Share Options
Information about share options was as follows:

	For the Year Ended December 31, 2017
	Number of	Exercise
	Options	Price
	(In	Per Share
	Thousands)	(US$)

Balance at January 1	28,470	$1.7
Options forfeited	(250)	1.7
Options expired	(28,220)	1.7

Balance at December 31	—	—

Options exercisable, end of year	—	—

USIE option plans [member]
Statement [LineItems]
Summary of Information About Share Options
Information about share options was as follows:

	For the Year Ended December 31
	2017		2018		2019
	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (US$)	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (US$)	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (US$)

Balance at January 1	25,933	$2.2	25,556	$2.2	16,711	$2.1
Options exercised	(377)	1.9	(8,845)	2.2	(8,362)	2.0

Balance at December 31	25,556	2.2	16,711	2.1	8,349	2.3

Options exercisable, end of year	25,556	2.2	16,711	2.1	8,349	2.3

Summary of Outstanding Share Options
Information about USIE’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (US$)	Weighted Average Remaining Contractual Life (Years)

December 31, 2018
1 st share options	1.5	2.0
2 nd and 3 rd share options	2.4-2.9	2.1

December 31, 2019
1 st share options	1.5	1.0
3 rd share options	2.9	1.4

New shares reserved for subscription by employees under cash capital increase [member]
Statement [LineItems]
Summary of Inputs Related to Fair Value of Share Options
Information about ASE’s employee share options related to the aforementioned newly issued shares was as follows:

Number of Options (In Thousand)

Options granted for the year ended 2017	30,000
Options exercised for the year ended 2017	25,164
Fair value of options granted	NT$2.80 per share

Fair value was measured using the Black-Scholes Option Pricing Model and the inputs to the model were as follows:

Share price at the grant date	NT$36.55 per share
Exercise price	NT$34.30 per share
Expected volatility (%)	27.15
Expected lives	47 days
Expected dividend yield	—
Risk free interest rate (%)	0.37

Trinomial tree model [member]
Statement [LineItems]
Summary of Inputs Related to Fair Value of Share Options

d.
The fair value of USISH’s 2019 restricted shares were measured at the grant date by using the Black-Scholes Option Pricing Model incorporated with the effect of the lock-up period, while the fair value of USISH’s 2019 share options and the Company’s 1 st
share options granted in 2019 and 2018, respectively, were measured at the grant date by using the trinomial tree model. The inputs to the models were as follows:

	The Company 1 st share options	USISH 2019 share options	USISH 2019 restricted shares
Share price at the grant date	NT$58.80 per share	CNY15.84 per share	CNY16.30 per share
Exercise price	NT$56.40 per share	CNY13.34 per share	CNY13.34 per share
Expected volatility (%)	27.77-28.86	45.07-51.80	47.77
Expected lives	4.8 years-7.0 years	3.0 years-5.0 years	-
Expected dividend yield	-	-	-
Risk free interest rate (%)	0.73-0.80	2.80-2.97	2.70

USISH option plans [member]
Statement [LineItems]
Summary of Information About Share Options
Information about share options was as follows:

	For the Year Ended December 31
	2017		2018		2019
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(CNY)	Thousands)	(CNY)	Thousands)	(CNY)

Balance at January 1	24,997	$15.5	22,341	$15.5	21,537	$15.5
Options granted	—	—	—	—	23,323	13.3
Options exercised	—	—	—	—	(3,164)	15.5
Options forfeited	(2,656)	15.5	(804)	15.5	(463)	15.4

Balance at December 31	22,341	15.5	21,537	15.5	41,233	14.3

Options exercisable, end of year	8,896	15.5	12,884	15.5	13,694	15.5

Fair value of options granted (CNY)	$—		$—		$ 6.27-13.47

Joint share exchange agreement [member] | ASE Inc. option plans [member]
Statement [LineItems]
Summary of Information About Share Options
Information about the share option plans that the Company granted and assumed for the period from April 30, 2018 through December 31, 2018 and for the year ended December 31, 2019 was as follows:

	For the Year Ended December 31
	2018		2019
		Weighted		Weighted
		Average		Average
	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price
	(In	Per Share	(In	Per Share
	Thousands)	(NT$)	Thousands)	(NT$)

Balance, beginning of year	—	$—	183,814	$58.1
Options assumed on April 30, 2018	56,856	61.7	—	—
Options granted	131,863	56.4	—	—
Options forfeited	(1,582)	71.5	(4,214)	61.8
Options exercised	(3,323)	43.6	(8,814)	48.4

Balance, end of year	183,814	58.1	170,786	57.0

Options exercisable, end of year	36,354	58.1	33,822	63.5

Fair value of options granted (NT$)	$ 16.28-19.12		$—